Income Taxes - Summary of Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Combined Canadian federal and provincial income taxes at the statutory tax rate	$ 2,729	$ 1,688	$ 1,934
Tax-exempt income from securities	(232)	(247)	(220)
Foreign operations subject to different tax rates	(137)	(175)	(158)
Write-down of goodwill	202
Change in tax rate for deferred income taxes	11	(4)	3
Income attributable to investments in associates and joint ventures	(56)	(39)	(37)
Other	(13)	28	(8)
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	$ 2,504	$ 1,251	$ 1,514
Combined Canadian federal and provincial income taxes at the statutory tax rate	26.60%	26.60%	26.60%
Tax-exempt income from securities	(2.30%)	(3.90%)	(3.00%)
Foreign operations subject to different tax rates	(1.30%)	(2.80%)	(2.20%)
Write-down of goodwill	2.00%
Change in tax rate for deferred income taxes	0.10%
Previously unrecognized tax loss, tax credit or temporary difference for a prior period		(0.10%)
Income attributable to investments in associates and joint ventures	(0.60%)	(0.60%)	(0.50%)
Other	(0.10%)	0.50%	(0.10%)
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	24.40%	19.70%	20.80%